Share-Based Compensation - Stock options activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Number of shares available for grant			363,095	1,861,856
Stock options
Beginning balance (in shares)	15,712,434	3,209,063	3,209,063
Exercised	(194,977)
Ending balance (in shares)	14,960,960		15,712,434	3,209,063
Vested and exercisable as of December 31, 2021	4,549,923		463,816	1,375
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 2.19
Ending balance (in dollars per share)	2.27		$ 2.19
Exercised	0.54
Weighted Average Exercise Price	$ 0.80
Weighted Average Remaining Contractual Life (in years)
Outstanding	8 years 8 months 12 days		9 years 2 months 12 days
Vested and exercisable as of ending of year	8 years		8 years 3 months 18 days
Aggregate intrinsic value
Outstanding			$ 120,491,000	$ 16,094,000	$ 2,817,000
Vested and exercisable as of ending of year			$ 36,579,000
Weighted-average grant date fair value of stock options granted			$ 4,034	$ 3,701
Share- based compensation expense			$ 0
Future share-based compensation for unvested stock options			$ 19,628,000
Weighted-average Period			2 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 5,901,000	$ 17,510,000	$ 14,161,000	$ 1,030,000
2018 Equity Incentive Plan
Share-Based Compensation
Number of shares authorized			8,209,568	6,672,721
Number of shares available for grant			363,095	1,861,856
Share-based Payment Arrangement, Option
Share-Based Compensation
Vesting period (in years)	4 years		4 years
Vesting expiration period	10 years		10 years
Aggregate intrinsic value
Weighted-average grant date fair value of stock options granted			$ 9.05	$ 2.54
Share- based compensation expense	$ 7,757,000	$ 991,000	$ 6,433,000	$ 3,558,000
Share-based Payment Arrangement, Option | 2018 Equity Incentive Plan
Stock options
Beginning balance (in shares)	5,031,310	3,209,063	3,209,063	1,081,579
Number of options granted			3,457,020	3,251,443
Exercised			(1,247,236)	(307,778)
Cancelled/Forfeited/Expired			(387,537)	(816,181)
Ending balance (in shares)			5,031,310	3,209,063	1,081,579
Vested and exercisable as of December 31, 2021			1,284,624
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 6.85	$ 1.57	$ 1.57	$ 2.31
Ending balance (in dollars per share)			6.85	1.57	$ 2.31
Granted			9.37	2.60
Exercised			1.68	1.56
Cancelled/Forfeited/Expired			2.00	$ 2.03
Weighted Average Exercise Price			$ 2.33
Weighted Average Remaining Contractual Life (in years)
Outstanding				9 years 1 month 6 days	8 years 10 months 24 days
Restricted Stock [Member]
Share-Based Compensation
Vesting period (in years)			4 years
Aggregate intrinsic value
Weighted-average grant date fair value of stock options granted			$ 1.78	$ 1.69
Share- based compensation expense	$ 148,000	$ 148,000	$ 890,000	$ 915,000
Weighted-average Period			4 months 28 days